Label	Element	Value
Class A Shares (NCEAX), Class C Shares (NCECX), Institutional Class Shares (NCEIX) | Neuberger Berman Greater China Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Neuberger Berman Equity Funds®
Supplement to the Summary Prospectus and Prospectus of Neuberger Berman Greater China Equity Fund, each dated December 15, 2020, as amended and supplemented

Change of Benchmark Index
Effective immediately, the Neuberger Berman Greater China Equity Fund (the “Fund”) is changing its benchmark index to the MSCI China All Shares Index (Net). The Fund is changing its benchmark index because the MSCI China All Shares Index (Net) has characteristics that are more representative of the Fund’s investment strategy than its current index, the MSCI China Index (Net).  To reflect the change in the Fund’s benchmark, the bar chart titled “Year-by-Year % Returns as of 12/31 Each Year” and the table titled “Average Annual Total % Returns as of 12/31/19” in the “Performance” section of the Summary Prospectus and Prospectus are hereby deleted in their entirety and replaced with the following:

The following is added to the “Descriptions of Indices” section of the Prospectus:

The MSCI China All Shares Index (Net) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China.  It covers the integrated MSCI China equity universe comprising A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings listed outside China or Hong Kong (e.g. ADRs).  A-shares are incorporated in China and trade on the Shanghai and Shenzhen exchanges; they are quoted in local renminbi and entail foreign investment regulations (QFII). B-shares are incorporated in China, and trade on the Shanghai and Shenzhen exchanges; they are quoted in foreign currencies (Shanghai USD, Shenzhen HKD) and are open to foreign investors. H-shares are incorporated in China and trade on the Hong Kong exchange and other foreign exchanges. Red chips and P-chips are incorporated outside of China and trade on the Hong Kong exchange. Red chips are usually controlled by the state or a province or municipality. P-chips are non state-owned Chinese companies incorporated outside the mainland and traded in Hong Kong.  Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

The date of this supplement is April 26, 2021.

Please retain this supplement for future reference

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104

Shareholder Services 800.877.9700 Institutional Services 800.366.6264

www.nb.com

Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q1 '19, 20.33% Worst quarter: Q3 '15, -21.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.25%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/20
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On April 26, 2021, the Fund began comparing its performance to the MSCI China All Shares Index (Net) rather than the MSCI China Index (Net) because the MSCI China All Shares Index (Net) has characteristics that are more representative of the Fund’s investment strategy than its current index, the MSCI China Index (Net).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Greater China Equity Fund
Class A Shares (NCEAX), Class C Shares (NCECX), Institutional Class Shares (NCEIX) | Neuberger Berman Greater China Equity Fund | MSCI China All Shares Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.41%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.19%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.37%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 17, 2013	[2]
Class A Shares (NCEAX), Class C Shares (NCECX), Institutional Class Shares (NCEIX) | Neuberger Berman Greater China Equity Fund | MSCI China Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction forfees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.49%
5 Years	rr_AverageAnnualReturnYear05	15.05%
Since Inception	rr_AverageAnnualReturnSinceInception	11.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 17, 2013
Class A Shares (NCEAX), Class C Shares (NCECX), Institutional Class Shares (NCEIX) | Neuberger Berman Greater China Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.88%
5 Years	rr_AverageAnnualReturnYear05	13.03%
Since Inception	rr_AverageAnnualReturnSinceInception	13.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 17, 2013
Class A Shares (NCEAX), Class C Shares (NCECX), Institutional Class Shares (NCEIX) | Neuberger Berman Greater China Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.86%
5 Years	rr_AverageAnnualReturnYear05	13.54%
Since Inception	rr_AverageAnnualReturnSinceInception	13.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 17, 2013
Class A Shares (NCEAX), Class C Shares (NCECX), Institutional Class Shares (NCEIX) | Neuberger Berman Greater China Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2014	rr_AnnualReturn2014	22.33%
Annual Return 2015	rr_AnnualReturn2015	0.57%
Annual Return 2016	rr_AnnualReturn2016	(3.83%)
Annual Return 2017	rr_AnnualReturn2017	66.00%
Annual Return 2018	rr_AnnualReturn2018	(21.77%)
Annual Return 2019	rr_AnnualReturn2019	33.00%
Annual Return 2020	rr_AnnualReturn2020	20.14%
1 Year	rr_AverageAnnualReturnYear01	20.14%
5 Years	rr_AverageAnnualReturnYear05	14.82%
Since Inception	rr_AverageAnnualReturnSinceInception	14.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 17, 2013
Class A Shares (NCEAX), Class C Shares (NCECX), Institutional Class Shares (NCEIX) | Neuberger Berman Greater China Equity Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.98%
5 Years	rr_AverageAnnualReturnYear05	11.22%
Since Inception	rr_AverageAnnualReturnSinceInception	10.94%
Class A Shares (NCEAX), Class C Shares (NCECX), Institutional Class Shares (NCEIX) | Neuberger Berman Greater China Equity Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.04%
5 Years	rr_AverageAnnualReturnYear05	10.39%
Since Inception	rr_AverageAnnualReturnSinceInception	10.18%

[1]	On April 26, 2021, the Fund began comparing its performance to the MSCI China All Shares Index (Net) rather than the MSCI China Index (Net) because the MSCI China All Shares Index (Net) has characteristics that are more representative of the Fund’s investment strategy than its current index, the MSCI China Index (Net).
[2]	On April 26, 2021, the Fund began comparing its performance to the MSCI China All Shares Index (Net) rather than the MSCI China Index (Net) because the MSCI China All Shares Index (Net) has characteristics that are more representative of the Fund’s investment strategy than its current index, the MSCI China Index (Net).